Net Income per Share (Table)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Summary of denominators for the computation of basic and diluted net income (loss) per share
The following table sets forth the calculation of basic and diluted net income per share:

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
	(In millions, except net income per share)
Numerator:
Net income	$33	$39	$57	$67
Denominator:
Shares outstanding at the beginning of the period	55	49	55	49
Weighted-average number of shares:
Issued in common stock offering	—	1	—	1
Denominator for basic net income per share	55	50	55	50
Effect of dilutive securities:
Convertible senior notes (1)	—	1	—	—
1.125% Warrants (1)	—	3	1	2
Denominator for diluted net income per share	55	54	56	52

Net income per share (2):
Basic	$0.58	$0.78	$1.02	$1.36
Diluted	$0.58	$0.72	$1.01	$1.29
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(1)	For more information regarding the convertible senior notes, refer to Note 10, "Debt." For more information regarding the 1.125% Warrants, refer to Note 11, "Derivatives."

(2)	Source data for calculations in thousands.

The following table sets forth the calculation of the denominators used to compute basic and diluted net income per share:

	December 31,
	2015	2014	2013
	(In millions)
Shares outstanding at the beginning of the period	49	46	47
Weighted-average number of shares:
Issued:
Common stock offering	3	—	—
Convertible senior notes	—	1	—
Repurchased	—	—	(1)
Denominator for basic net income per share	52	47	46
Effect of dilutive securities:
Share-based compensation	1	—	1
Convertible senior notes (1)	1	1	—
1.125% Warrants (1)	2	—	—
Denominator for diluted net income per share	56	48	47

Potentially dilutive common shares excluded from calculations (2):
1.125% Warrants	—	13	12
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(1)
For more information regarding the convertible senior notes, including the 1.625% Notes, 3.75% Notes, and 3.75% Exchange, refer to Note 12, "Debt." For more information regarding the 1.125% Warrants, refer to Note 13, "Derivatives."

(2)
The dilutive effect of all potentially dilutive common shares is calculated using the treasury-stock method. Certain potentially dilutive common shares issuable are not included in the computation of diluted net income per share because to do so would be anti-dilutive. For the years ended December 31, 2014 and 2013, the 1.125% Warrants were excluded from diluted shares outstanding because the exercise price exceeded the average market price of our common stock.